Acquisition	12 Months Ended
Dec. 31, 2025
Acquisition [Abstract]
ACQUISITION

NOTE 5 – ACQUISITION

On April 25, 2025, ReTo entered into the Share Exchange Agreement to acquire 51% equity interest in MMB, a British Virgin Islands business company, from the Sellers. Pursuant to the Share Exchange Agreement, the purchase consideration consisted of cash consideration of $3,978,000 and earnout shares in aggregated of 936,000 of the Company’ Class A shares subject to certain performance conditions (i.e., earn-out provisions) and requirements over the following three years (See Note 2). The total fair value of the purchase considerations was determined at $3,978,000, based on a valuation performed by an independent valuation firm engaged by the Company. The fair value of earnout liability at the closing of the acquisition was determined at nil due to great uncertainties to meet the earn-out provisions. For the year ended December 31, 2025, the Company nominally issued 936,000 earnout shares into escrow (the “Escrow Earnout Shares”) for the purpose of future issuance of Escrow Earnout Shares.

MMB, through its subsidiaries in the PRC, is engaged in the business of selling craft beer and beer machines in the PRC. The MMB acquisition was accounted for as business combination in accordance with ASC 805. Acquisition-related costs incurred for the acquisitions are not material.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.

Amount
Cash	3,196
Accounts receivable, net	44,822
Prepaid expenses and other current assets	244,421
Property and equipment, net	215,198
Goodwill	7,982,271
Total assets	8,489,908

Current liabilities	(689,908)
Total liabilities	(689,908)
49% equity value with non-controlling interests	(3,822,000)
Total consideration	3,978,000

MMB’s revenue and net loss included in the Company’s consolidated financial statements of operations and comprehensive loss since date of acquisition through December 31, 2025, were $104,434 and $558,132, respectively.

Supplemental pro forma information (unaudited)

The unaudited pro forma information summarizes the results of operations of the Company for the years ended December 31, 2023, 2024 and 2025 assuming that the acquisition of MMB occurred as of January 1, 2023. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the Year Ended December 31,
	2025	2024	2023
Pro forma revenue	$3,370,789	$1,940,436	$13,969
Pro forma loss	$(12,644,383)	$(8,658,758)	$(6,532,735)

Fiscal 2025 year ended Goodwill Impairment

During the impairment test performed during the fourth quarter of fiscal year 2025, the Company identified several triggering factors indicating possible impairment of goodwill within MMB craft beer reporting unit, which primarily included a slowed down of sales MMB’s craft beer equipment and delayed expansion plan in medium size cities of PRC during the second half of fiscal 2025 due to high competition from existing premium brand; and rising costs, particularly in material, packaging and logistics, were squeezing the segment’s profit margins. As a result, MMB had in continuous loss since acquisition. Based on the qualitative assessment indicating it was more likely than not that the fair value of the MMB reporting unit was less than its carrying amount, the Company proceeded to perform the quantitative goodwill impairment test as required by ASU 2017-04. The Company engaged an independent valuation firm to perform the quantitative impairment test. The valuation utilized the income approaches based on discounted cash flow method. Significant assumptions used in the valuation included revenue growth rates, discount rates, and terminal value calculations.

The valuation concluded that the carrying value of the MMB reporting unit exceeded its fair value, which resulted in a goodwill impairment charge of $7,982,271. The goodwill impairment was calculated as the amount that the carrying value of the reporting unit, including any goodwill, exceeded its fair value, limited to the total amount of goodwill allocated to the reporting unit. As a result, the Company had no remaining goodwill related to MMB craft beer reporting unit on the consolidated balance sheet as of December 31, 2025.

The quantitative impairment test involves the use of significant estimates and assumptions to evaluate the impact of operational and economic changes on each reporting unit. The Company estimate the fair value using the income valuation approach with assistance of third-party valuation firm. The income approach applies a fair value methodology to the single reporting unit based on discounted cash flows. This analysis requires significant estimates and judgments, including (i) the estimation of future revenue, projected gross profit margins, projected operating costs, projected operating income margins, and projected capital expenditures, which are dependent on internal cash flow forecasts; and (ii) determination of the risk-adjusted discount rates. The weighted average cost of capital used in the Company’s impairment test was risk-adjusted to reflect the specific risk profile of the reporting units and was estimated at 18.23%. The Company bases fair value estimates on assumptions it believes are reasonable, though unpredictable and inherently uncertain. Actual future results may differ from those estimates.